[Commonwealth Letterhead]

May 1, 2017

VIA EDGAR

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-8629

Re:                             Commonwealth Annuity and Life Insurance Company

Separate Account VA-K of Commonwealth Annuity & Life Insurance Co. (“Registrant”)

File No. 033-39702: ExecAnnuity Plus and Commonwealth Annuity Advantage

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.              The Prospectuses and Statement of Additional Information referenced above, that would have been filed, on behalf of the Registrant, under paragraph (c) of this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.              The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 24, 2017.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 325-1521.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Senior Analyst